PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited)
1
Voya Infrastructure, Industrials
and Materials Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.1%
Australia : 2.7%
3,597
Anglogold Ashanti PLC
$ 344,130
0.2
50,164  BHP Group Ltd. - Class
DI
2,233,226
1.0
9,621
Rio Tinto Ltd.
1,286,760
0.6
324,854
South32 Ltd. - Class DI
1,126,961
0.5
70,335
Transurban Group
756,472
0.4
5,747,549
2.7
Brazil : 0.6%
143,700
TIM SA/Brazil
634,672
0.3
5,205  Wheaton Precious Metals
Corp.
699,814
0.3
1,334,486
0.6
Canada : 5.4%
3,899
Agnico Eagle Mines Ltd.
716,874
0.3
4,760  Alamos Gold, Inc. - Class
A
195,282
0.1
29,481
Barrick Mining Corp.
1,259,515
0.6
2,179
(1)
Bombardier, Inc. - Class
B
491,530
0.2
14,055  Canadian National
Railway Co.
1,664,294
0.8
5,690  Canadian Pacific Kansas
City Ltd.
508,062
0.2
22,162  CCL Industries, Inc. -
Class B
1,431,331
0.7
886
(1)
Celestica, Inc.
342,543
0.2
14,815
Keyera Corp.
614,565
0.3
33,583
Kinross Gold Corp.
1,020,169
0.5
5,790  Pan American Silver
Corp.
330,647
0.1
5,607  Rogers Communications,
Inc. - Class B
216,366
0.1
10,826
Stantec, Inc.
818,006
0.4
3,641
TC Energy Corp.
242,601
0.1
12,415  Teck Resources Ltd. -
Class B
823,344
0.4
5,817
WSP Global, Inc.
823,869
0.4
11,498,998
5.4
Chile : 0.4%
28,184
Lundin Mining Corp.
841,850
0.4
China : 4.0%
41,000  AAC Technologies
Holdings, Inc.
238,283
0.1
101,500  Beijing Enterprises
Holdings Ltd.
399,167
0.2
85,800
(2)
BOC Aviation Ltd.
836,502
0.4
14,100  China Gold International
Resources Corp. Ltd.
271,619
0.1
377,600  China National Chemical
Engineering Co. Ltd. -
Class A
430,390
0.2
397,341  China Railway Signal &
Communication Corp.
Ltd. - Class A
281,804
0.1
139,400
(2)
China Tower Corp. Ltd. -
Class H
176,371
0.1
156,000  CMOC Group Ltd. - Class
H
364,093
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
3,600  Contemporary Amperex
Technology Co. Ltd. -
Class H
$ 340,180
0.2
800,000  CRRC Corp. Ltd. - Class
H
530,306
0.2
542,000  Guangdong Investment
Ltd.
577,486
0.3
378,000
Kunlun Energy Co. Ltd.
345,351
0.2
160,800  NARI Technology Co. Ltd.
- Class A
591,553
0.3
100,100  Sany Heavy Industry Co.
Ltd. - Class A
265,771
0.1
15,246  Shanghai BOCHU
Electronic Technology
Corp. Ltd. - Class A
367,302
0.2
138,100  Yangzijiang Shipbuilding
Holdings Ltd.
393,987
0.2
91,700  Yealink Network
Technology Corp. Ltd. -
Class A
489,553
0.2
74,800  Yintai Gold Co. Ltd. -
Class A
249,961
0.1
42,900  Zhejiang Chint Electrics
Co. Ltd. - Class A
184,761
0.1
121,080  Zhejiang Dahua
Technology Co. Ltd. -
Class A
298,836
0.1
109,200  Zhejiang Longsheng
Group Co. Ltd. - Class A
180,921
0.1
47,100  Zhuzhou CRRC Times
Electric Co. Ltd. - Class H
243,777
0.1
130,000  Zijin Mining Group Co.
Ltd. - Class H
544,989
0.2
8,602,963
4.0
Finland : 0.8%
3,356
Kone Oyj - Class B
200,590
0.1
12,837
Metso Oyj
244,868
0.1
31,334
Wartsila Oyj Abp
1,271,646
0.6
1,717,104
0.8
France : 4.0%
7,594
Air Liquide SA
1,568,795
0.7
1,605
Airbus SE
335,167
0.2
4,617
Eiffage SA
668,206
0.3
14,492
Engie SA
447,064
0.2
1,242
Legrand SA
213,474
0.1
22,337
Rexel SA
953,865
0.5
6,762
Safran SA
2,404,918
1.1
760
Thales SA
213,227
0.1
32,673
Veolia Environnement SA
1,318,216
0.6
3,581
Vinci SA
520,814
0.2
8,643,746
4.0
Germany : 4.0%
18,596
Daimler Truck Holding AG
909,928
0.4
10,389
Deutsche Post AG, Reg
618,741
0.3
68,087  Deutsche Telekom AG,
Reg
2,286,024
1.1
8,959
RWE AG
570,139
0.3
7,699
Siemens AG, Reg
2,413,943
1.1

PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited) (continued)

Voya Infrastructure, Industrials
and Materials Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Germany (continued)
8,826
Siemens Energy AG
$ 1,670,884
0.8
8,469,659
4.0
Greece : 0.3%
27,620
Public Power Corp. SA
694,493
0.3
Hong Kong : 0.3%
84,500  Power Assets Holdings
Ltd.
647,970
0.3
India : 2.0%
94,748
Bharat Electronics Ltd.
409,364
0.2
79,740  Bharat Heavy Electricals
Ltd.
349,819
0.2
8,953  Coromandel International
Ltd.
165,212
0.1
5,369
Cummins India Ltd.
332,279
0.2
224,891
GAIL India Ltd.
389,277
0.2
17,661  Hindustan Aeronautics
Ltd.
799,831
0.4
765
Hitachi Energy India Ltd.
309,432
0.1
14,356
Pidilite Industries Ltd.
224,267
0.1
2,524
Polycab India Ltd.
251,764
0.1
107,999  Power Grid Corp. of India
Ltd.
330,241
0.1
2,132
Solar Industries India Ltd.
409,450
0.2
45,888
UPL Ltd.
311,354
0.1
4,282,290
2.0
Israel : 0.1%
315
Elbit Systems Ltd.
286,890
0.1
Italy : 1.0%
113,976
Snam SpA
833,011
0.4
106,522  Terna - Rete Elettrica
Nazionale
1,223,846
0.6
2,056,857
1.0
Japan : 8.3%
23,100
ANA Holdings, Inc.
432,647
0.2
107,000
Asahi Kasei Corp.
1,200,228
0.6
38,800  Central Japan Railway
Co.
848,656
0.4
30,400  Chubu Electric Power
Co., Inc.
558,150
0.3
14,800
FANUC Corp.
727,149
0.3
40,900
Hitachi Ltd.
1,323,914
0.6
37,900
Japan Airlines Co. Ltd.
648,388
0.3
94,000
JFE Holdings, Inc.
1,005,144
0.5
4,400
Keyence Corp.
2,211,154
1.0
12,600
Komatsu Ltd.
514,555
0.2
27,200
Makita Corp.
944,028
0.4
159,500  Mitsubishi Chemical
Group Corp.
1,146,148
0.5
13,400  Mitsubishi Heavy
Industries Ltd.
316,760
0.1
54,100
Nitto Denko Corp.
1,013,824
0.5
18,400
Shimadzu Corp.
435,916
0.2
20,800  Shin-Etsu Chemical Co.
Ltd.
1,009,688
0.5
1,100
SMC Corp.
478,419
0.2
21,500
SoftBank Group Corp.
1,011,405
0.5
8,500
Sumitomo Corp.
374,828
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
4,400  Sumitomo Metal Mining
Co. Ltd.
$ 249,443
0.1
22,200
TDK Corp.
575,032
0.3
27,100
Yokogawa Electric Corp.
850,634
0.4
17,876,110
8.3
Kuwait : 0.2%
269,993  Mobile
Telecommunications Co.
KSCP
521,667
0.2
Malaysia : 0.1%
95,600
MISC Bhd
196,377
0.1
Mexico : 0.1%
4,415  Industrias Penoles SAB
de CV
257,204
0.1
Netherlands : 0.7%
269,468
Koninklijke KPN NV
1,403,695
0.7
Norway : 0.2%
6,080
Kongsberg Gruppen ASA
218,372
0.1
17,190
Telenor ASA
280,909
0.1
499,281
0.2
Philippines : 0.2%
10,955
PLDT, Inc.
204,366
0.1
20,810
SM Investments Corp.
193,919
0.1
398,285
0.2
Qatar : 0.6%
649,196  Mesaieed Petrochemical
Holding Co.
218,382
0.1
163,461
Ooredoo QPSC
601,586
0.3
90,815  Qatar Electricity & Water
Co. QSC
363,015
0.2
1,182,983
0.6
Russia : —%
267,141
(1)(3)
Alrosa PJSC
—
—
4,101,092
(1)(3)
Inter RAO UES PJSC
—
—
124,960
(1)(3)
Mobile TeleSystems
PJSC
—
—
—
—
South Africa : 0.7%
12,528
Anglo American PLC
670,462
0.3
13,081
Gold Fields Ltd.
515,881
0.2
20,208  Harmony Gold Mining
Co. Ltd.
369,676
0.2
1,556,019
0.7
South Korea : 1.9%
376  HD Hyundai Electric Co.
Ltd.
263,326
0.1
443  HD Hyundai Heavy
Industries Co. Ltd.
204,706
0.1
2,098  HD Korea Shipbuilding
& Offshore Engineering
Co. Ltd.
589,137
0.3
6,286  Korea Electric Power
Corp.
163,294
0.1
956
LG Chem Ltd.
232,905
0.1
3,305
LG Corp.
321,744
0.1
72,392
LG Uplus Corp.
775,252
0.4

PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited) (continued)

Voya Infrastructure, Industrials
and Materials Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
3,698
Posco International Corp.
$ 156,558
0.1
2,102
Samsung C&T Corp.
606,183
0.3
328  Samsung Electro-
Mechanics Co. Ltd.
463,656
0.2
304
SK Square Co. Ltd.
252,082
0.1
4,028,843
1.9
Spain : 1.8%
6,269  ACS Actividades de
Construccion y Servicios
SA
908,645
0.4
49,336
(2)
Aena SME SA
1,431,538
0.7
14,593
(2)
Cellnex Telecom SA
488,321
0.2
12,018
Iberdrola SA
272,830
0.1
25,843  Naturgy Energy Group
SA
856,013
0.4
3,957,347
1.8
Sweden : 3.1%
12,030
Boliden AB
749,080
0.3
25,575
Sandvik AB
1,040,142
0.5
22,728
Skanska AB - Class B
614,905
0.3
46,732
SKF AB - Class B
1,225,755
0.6
40,120
Tele2 AB - Class B
753,029
0.4
53,999  Telefonaktiebolaget LM
Ericsson - Class B
704,158
0.3
89,652
Telia Co. AB
480,735
0.2
31,451
Volvo AB - Class B
1,107,272
0.5
6,675,076
3.1
Switzerland : 2.0%
28,076
ABB Ltd., Reg
3,002,094
1.4
4,648
Sika AG, Reg
907,212
0.4
993
TE Connectivity PLC
211,916
0.1
321
(2)
VAT Group AG
250,633
0.1
4,371,855
2.0
Taiwan : 2.2%
6,000
Accton Technology Corp.
459,086
0.2
4,000
Chroma ATE, Inc.
318,288
0.1
27,000
Delta Electronics, Inc.
2,071,609
1.0
421,000  Far Eastern New Century
Corp.
345,016
0.2
127,000  Hon Hai Precision
Industry Co. Ltd.
1,162,533
0.5
3,000
Largan Precision Co. Ltd.
336,438
0.2
4,692,970
2.2
Thailand : 0.3%
64,200  Delta Electronics
Thailand PCL
692,350
0.3
United Arab Emirates : 0.3%
772,410  Dubai Electricity & Water
Authority PJSC
549,720
0.3
United Kingdom : 3.0%
59,113
BAE Systems PLC
1,608,263
0.8
84,000  CK Hutchison Holdings
Ltd.
755,821
0.4
17,990
National Grid PLC
288,748
0.1
154,643  Rolls-Royce Holdings
PLC
2,782,295
1.3
22,687
Smiths Group PLC
749,000
0.3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom (continued)
149,094
Vodafone Group PLC
$ 224,046
0.1
6,408,173
3.0
United States : 45.3%
7,912
AECOM
548,855
0.3
7,090
Ameren Corp.
765,507
0.4
5,798  American Electric Power
Co., Inc.
734,433
0.3
7,914
AMETEK, Inc.
1,787,377
0.8
7,538
Amphenol Corp. - Class A
1,121,353
0.5
14,903
(1)
Arista Networks, Inc.
2,376,581
1.1
36,670
AT&T, Inc.
909,416
0.4
18,133
Baker Hughes Co.
1,158,336
0.5
1,997
(1)
Bloom Energy Corp. -
Class A
569,145
0.3
3,042
(1)
Boeing Co.
703,158
0.3
1,289
Carlisle Cos., Inc.
444,460
0.2
3,140
Caterpillar, Inc.
2,750,232
1.3
910
(1)
Ciena Corp.
528,009
0.2
29,001
Cisco Systems, Inc.
3,492,300
1.6
19,904
CNH Industrial NV
203,220
0.1
11,869
Coeur Mining, Inc.
229,309
0.1
1,310
(1)
Coherent Corp.
473,526
0.2
14,681
Comcast Corp. - Class A
365,116
0.2
285  Comfort Systems USA,
Inc.
521,040
0.2
2,178  Constellation Energy
Corp.
626,720
0.3
4,157
Corning, Inc.
753,082
0.4
4,638
CSX Corp.
209,916
0.1
509
Cummins, Inc.
329,135
0.2
641
Curtiss-Wright Corp.
479,218
0.2
387
Deere & Co.
209,824
0.1
14,264
Delta Air Lines, Inc.
1,176,495
0.5
8,366
Duke Energy Corp.
1,026,759
0.5
21,813
DuPont de Nemours, Inc.
1,056,185
0.5
4,579
Eaton Corp. PLC
1,834,347
0.9
2,400
Ecolab, Inc.
614,400
0.3
22,586
Edison International
1,579,665
0.7
996
EMCOR Group, Inc.
823,513
0.4
13,244
Emerson Electric Co.
1,904,752
0.9
6,011
Entergy Corp.
655,500
0.3
11,341
Evergy , Inc.
930,416
0.4
17,962
Eversource Energy
1,226,266
0.6
30,030
Exelon Corp.
1,370,569
0.6
2,334
(1)
F5, Inc.
894,972
0.4
1,809
FedEx Corp.
744,856
0.3
5,049
(1)
Flex Ltd.
761,288
0.4
25,263
Fortive Corp.
1,473,338
0.7
23,882
Freeport-McMoRan, Inc.
1,569,286
0.7
10,185
GE Aerospace
3,297,496
1.5
2,357
GE Vernova , Inc.
2,282,330
1.1
1,089
General Dynamics Corp.
377,687
0.2
16,544
Graco, Inc.
1,248,245
0.6
35,850
Halliburton Co.
1,392,772
0.6
2,220
HEICO Corp.
772,960
0.4
8,151  Honeywell International,
Inc.
1,938,797
0.9
4,270
Howmet Aerospace, Inc.
1,102,727
0.5
996
Hubbell, Inc.
471,716
0.2

PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited) (continued)

Voya Infrastructure, Industrials
and Materials Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
1,782
IDEX Corp.
$ 375,699
0.2
19,781
Ingersoll Rand, Inc.
1,417,111
0.7
9,688
International Paper Co.
324,257
0.2
5,775  Johnson Controls
International PLC
774,196
0.4
5,189
(1)
Keysight Technologies,
Inc.
1,755,594
0.8
32,458
Kinder Morgan, Inc.
1,008,795
0.5
2,045  L3Harris Technologies,
Inc.
644,543
0.3
2,351
Linde PLC US
1,170,069
0.5
1,345
Lockheed Martin Corp.
713,455
0.3
404
(1)
Lumentum Holdings, Inc.
345,404
0.2
12,514
Newmont Corp.
1,374,162
0.6
8,651
NextEra Energy, Inc.
752,724
0.3
34,697
NiSource, Inc.
1,603,695
0.7
3,843
Nordson Corp.
1,104,209
0.5
1,305
NRG Energy, Inc.
174,974
0.1
2,398  Old Dominion Freight
Line, Inc.
539,910
0.3
11,704
ONEOK, Inc.
982,434
0.5
2,605
Parker-Hannifin Corp.
2,200,261
1.0
5,566
Pentair PLC
394,295
0.2
86,685
PG&E Corp.
1,416,433
0.7
6,171
PPG Industries, Inc.
697,200
0.3
990
Quanta Services, Inc.
704,613
0.3
9,398  Raytheon Technologies
Corp.
1,688,445
0.8
3,283
(1)
Rocket Lab Corp.
471,045
0.2
2,690
Rockwell Automation, Inc.
1,213,351
0.6
6,635
RPM International, Inc.
703,111
0.3
5,224
Schneider Electric SE
1,640,769
0.8
10,578
Smurfit WestRock PLC
435,285
0.2
8,915
Textron, Inc.
818,040
0.4
8,975
T-Mobile US, Inc.
1,683,082
0.8
3,869
Trane Technologies PLC
1,746,080
0.8
30,149
(1)
Uber Technologies, Inc.
2,122,490
1.0
8,624
Union Pacific Corp.
2,265,007
1.1
5,837
(1)
United Airlines Holdings,
Inc.
670,088
0.3
42,189  Verizon Communications,
Inc.
2,017,056
0.9
4,976  Vertiv Holdings Co. -
Class A
1,570,973
0.7
3,754
Vistra Corp.
601,503
0.3
2,919  Westinghouse Air Brake
Technologies Corp.
762,326
0.4
22,145
Williams Cos., Inc.
1,580,932
0.7
97,280,221
45.3
Zambia : 0.5%
31,448
(1)
First Quantum Minerals
Ltd.
968,087
0.5
Total Common Stock
(Cost $143,142,086)
208,341,118
97.1
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 1.7%
22,715
iShares MSCI ACWI ETF
$ 3,601,236
1.7
Total Exchange-Traded
Funds
(Cost $2,997,054)
3,601,236
1.7
PREFERRED STOCK : 0.4%
Brazil : 0.4%
75,400
Axia Energia
858,247
0.4
Total Preferred Stock
(Cost $559,487)
858,247
0.4
Total Long-Term
Investments
(Cost $146,698,627)
212,800,601
99.2
SHORT-TERM INVESTMENTS : 0.4%
Mutual Funds : 0.4%
925,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.540%
(Cost $925,000) $ 925,000 0.4
Total Short-Term
Investments
(Cost $925,000)
925,000
0.4
Total Investments in
Securities
(Cost $147,623,627) $ 213,725,601 99.6
Assets in Excess of
Other Liabilities 878,897 0.4
Net Assets $ 214,604,498 100.0
(1)
Non-income producing security.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Rate shown is the 7-day yield as of May 31, 2026.
Sector Diversiﬁcation
Percentage
of Net Assets
Industrials 47.4%
Materials 16.4
Utilities 11.7
Information Technology 11.7
Communication Services 7.0
Energy 3.3
Exchange-Traded Funds 1.7
Short-Term Investments 0.4
Assets in Excess of Other Liabilities 0.4
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited) (continued)

Voya Infrastructure, Industrials
and Materials Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
May 31, 2026
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 5,747,549 $ — $ 5,747,549
Brazil 1,334,486 — — 1,334,486
Canada 11,498,998 — — 11,498,998
Chile 841,850 — — 841,850
China 1,322,004 7,280,959 — 8,602,963
Finland — 1,717,104 — 1,717,104
France — 8,643,746 — 8,643,746
Germany 570,139 7,899,520 — 8,469,659
Greece — 694,493 — 694,493
Hong Kong — 647,970 — 647,970
India — 4,282,290 — 4,282,290
Israel — 286,890 — 286,890
Italy 833,011 1,223,846 — 2,056,857
Japan — 17,876,110 — 17,876,110
Kuwait 521,667 — — 521,667
Malaysia — 196,377 — 196,377
Mexico 257,204 — — 257,204
Netherlands 1,403,695 — — 1,403,695
Norway 499,281 — — 499,281
Philippines 193,919 204,366 — 398,285
Qatar 601,586 581,397 — 1,182,983
Russia — — — —
South Africa — 1,556,019 — 1,556,019
South Korea 156,558 3,872,285 — 4,028,843
Spain — 3,957,347 — 3,957,347
Sweden 1,233,764 5,441,312 — 6,675,076
Switzerland 211,916 4,159,939 — 4,371,855
Taiwan — 4,692,970 — 4,692,970
Thailand — 692,350 — 692,350
United Arab Emirates — 549,720 — 549,720
United Kingdom — 6,408,173 — 6,408,173
United States 95,639,452 1,640,769 — 97,280,221
Zambia 968,087 — — 968,087
Total Common Stock 118,087,617 90,253,501 — 208,341,118
Exchange-Traded Funds 3,601,236 — — 3,601,236
Preferred Stock 858,247 — — 858,247
Short-Term Investments 925,000 — — 925,000
Total Investments, at fair value $ 123,472,100 $ 90,253,501 $ — $ 213,725,601
Liabilities Table
Other Financial Instruments+
Written Options $ — $ (955,696) $ — $ (955,696)
Total Liabilities $ — $ (955,696) $ — $ (955,696)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited) (continued)

Voya Infrastructure, Industrials
and Materials Fund
At May 31, 2026, the following OTC written equity options were outstanding for Voya Infrastructure, Industrials and Materials Fund:
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
iShares MSCI EAFE
ETF
Goldman Sachs
International Call 06/18/26 USD 103.460 96,011 USD 10,061,953 $ 151,592 $ (136,611)
iShares MSCI EAFE
ETF
Goldman Sachs
International Call 06/18/26 USD 104.500 96,011 USD 10,061,953 110,134 (100,863)
iShares MSCI EAFE
ETF
UBS AG Call 06/18/26 USD 105.530 96,011 USD 10,061,953 77,481 (73,116)
iShares MSCI
Emerging Markets ETF
UBS AG Call 06/18/26 USD 68.730 117,245 USD 8,043,007 179,326 (223,459)
State Street Industrial
Select Sector SPDR
ETF
Citibank N.A. Call 07/02/26 USD 177.280 50,058 USD 8,666,542 144,422 (137,578)
State Street Industrial
Select Sector SPDR
ETF
Citibank N.A. Call 07/02/26 USD 179.010 50,058 USD 8,666,542 113,972 (108,100)
State Street Industrial
Select Sector SPDR
ETF
Citibank N.A. Call 07/02/26 USD 180.750 50,058 USD 8,666,542 88,743 (83,719)
State Street Materials
Select Sector SPDR
ETF
UBS AG Call 07/02/26 USD 53.410 105,140 USD 5,377,911 47,681 (46,622)
State Street Utilities
Select Sector SPDR
ETF
UBS AG Call 07/02/26 USD 46.080 120,994 USD 5,374,553 45,361 (45,628)
$ 958,712 $ (955,696)
Currency Abbreviations:
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 69,770,179
Gross Unrealized Depreciation (3,668,205)
Net Unrealized Appreciation $ 66,101,974